Related Party Transactions - Related Party Loans and Administrative Support Agreement (Details) - Vivid Cheers [Member] - Hoya Intermediate, LLC [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 886	$ 1,843
Due to Related Parties, Current	$ 714	$ 714	$ 450